State Street Target Retirement 2070 Fund Expense Example - State Street Target Retirement 2070 Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,321
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	1,088
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	$ 1,661